Long-Term Debt - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended			12 Months Ended				1 Months Ended			12 Months Ended					12 Months Ended
	Nov. 30, 2012	Dec. 31, 2012	Dec. 31, 2012 Short-term credit facility [Member]	Dec. 31, 2011 Short-term credit facility [Member]	Dec. 31, 2012 Revolving credit facility expire in June 2013 [Member]	Jun. 30, 2012 Revolving credit facility expire in June 2013 [Member]	Dec. 31, 2012 Revolving credit facility expire in June 2015 [Member]	Jun. 30, 2012 Revolving credit facility expire in June 2015 [Member] Minimum [Member]	Jun. 30, 2012 Revolving credit facility expire in June 2015 [Member] Maximum [Member]	Dec. 31, 2012 May 2012 [Member]	Dec. 31, 2012 March 2017 [Member]	Dec. 31, 2012 LIBOR [Member] Southwest Gas Credit Facility [Member]	Dec. 31, 2012 Alternative base rate [Member] Southwest Gas Credit Facility [Member]	Dec. 31, 2012 Three Point Eight Seven Five Percent Senior Unsecured Notes Due In Two Thousand And Twenty Two [Member]	Dec. 31, 2012 Seven Point Six Two Five Percentage Senior Notes Due Two Thousand Twelve [Member]	Jan. 31, 2012 6.10% 1999 Series A, due 2038 [Member]	Dec. 31, 2012 Commercial paper program [Member]	Nov. 30, 2012 Commercial paper program [Member]	Dec. 31, 2012 IDRBs [Member]	Dec. 31, 2012 5.45% 2003 Series C, due 2038 (rate resets in March 2013) [Member]	Dec. 31, 2012 5.80% 2003 Series E, due 2038 (rate resets in March 2013) [Member]	Dec. 31, 2012 NPL credit facility [Member]	Jun. 30, 2012 NPL credit facility [Member]
Debt Instrument [Line Items]
Senior notes																$ 12,400,000
Debt instrument interest rate														3.875%	7.625%	6.10%				5.45%	5.80%
Senior Notes issued														250,000,000
Senior Notes issued maturity date														April 1, 2022	May 2012
Senior debt repayment															200,000,000
Discount on issuance of debt														0.034%
Credit facility maximum borrowing capacity		300,000,000				30,000,000		75,000,000	85,000,000	300,000,000	300,000,000							50,000,000
Credit facility expiration date		May 01, 2012			Jun. 01, 2013		Jun. 01, 2015			May 01, 2012	Mar. 01, 2017
Applicable margin												1.125%	0.125%
Line of credit designated as long term debt		150,000,000
Line of credit designated for working capital purposes		150,000,000
Credit facility outstanding		91,000,000	0	0													20,000,000					41,600,000
Current borrowing capacity		0
Maximum current borrowing usage	130,000,000
Credit facility interest rate		1.43%
Effective interest rate																	0.84%					0.97%
IDRBs to be redeemed																			45,000,000
Interest rate of LIBOR																							1.00%
Interest rate of base																							0.75%
Issuance of additional debt		1,700,000,000
Minimum net worth		$ 700,000,000